FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Summary of interest rate swaps not designated as hedges	The interest rate swaps are not designated as hedges and are summarized as of June 30, 2020 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
—	June 2013	June 2020	1.4025%
36,343	September 2013	September 2020	1.5035%
61,998	December 2013	December 2020	1.6015%
12,004	March 2014	March 2021	1.6998%
12,347	June 2014	June 2021	1.7995%
12,690	September 2014	September 2021	1.9070%
150,000	February 2016	February 2026	2.1970%
100,000	March 2020	March 2027	0.9750%
50,000	March 2020	March 2027	0.6000%
100,000	March 2020	March 2025	0.9000%
100,000	April 2020	April 2027	0.5970%
50,000	April 2020	April 2025	0.5000%
685,382

Carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of the Company's financial assets and liabilities as of June 30, 2020 and December 31, 2019 are as follows:

	2020		2019
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	224,720	224,720	174,223	174,223
Restricted cash	16,339	16,339	3,153	3,153
Liabilities:
Floating rate debt	2,135,671	2,135,671	1,553,928	1,553,928
Fixed rate debt	65,169	64,894	147,413	146,225

Financial assets and liabilities measured at fair value on recurring basis
The estimated fair value of financial assets and liabilities as of June 30, 2020 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	224,720	224,720	—	—
Restricted cash	16,339	16,339	—	—
Liabilities:
Floating rate debt	2,135,671	—	2,135,671	—
Fixed rate debt	64,894	—	5,169	59,725
The estimated fair value of financial assets and liabilities as of December 31, 2019 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	174,223	174,223	—	—
Restricted cash	3,153	3,153	—	—
Liabilities:
Floating rate debt	1,553,928	—	1,553,928	—
Fixed rate debt	146,225	—	7,329	138,896